Net Income per Common Share (EPS) - Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Abstract]
Income (Numerator): Net income	$ 2,829	$ 1,786	$ 2,987	$ 2,586	$ 1,925	$ 1,744	$ 1,177	$ 1,660	$ 10,188	$ 6,506	$ 5,078
Income (Numerator): Basic earnings per share, income available to common stockholders									10,188	6,506	5,078
Income (Numerator): Stock options
Income (Numerator): Diluted earnings per share									$ 10,188	$ 6,506	$ 5,078
Shares (Denominator): Basic earnings per share, income available to common stockholders	65,796	65,684	65,767	65,936					65,796	66,152	66,495
Shares (Denominator): Stock options									40
Shares (Denominator): Diluted earnings per share	66,228	65,782	65,767	65,936					65,836	66,152	66,495
Per Share Amount: Basic earnings per share, income available to common stockholders	$ 0.04	$ 0.03	$ 0.05	$ 0.04					$ 0.16	$ 0.10	$ 0.08
Per Share Amount: Diluted earnings per share	$ 0.04	$ 0.03	$ 0.05	$ 0.04					$ 0.16	$ 0.10	$ 0.08